Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 15,011,162	₩ 12,389,668
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	January, 2025
Interest rate (%)	0.19%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2023
Maturity date	March, 2040
Interest rate (%)	8.69%
KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	July, 2015
Maturity date	January, 2025
Interest rate (%)	1.68%
KB Securities co.,Ltd. and others [Member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2023
Maturity date	January, 2033
Interest rate (%)	6.85%
Foreign currency exchangeable bonds [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2021
Maturity date	September, 2026
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 4,590,541	2,718,212
Gross amount [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	10,478,394	8,351,006
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(9,414)	(8,951)
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ (48,359)	(28,893)
Exchangeable Bonds [Member] | Foreign currency exchangeable bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current bonds issued		₩ 1,358,294